Financial instruments - fair values and risk management - Group's exposure to foreign currency risk (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Exposure to foreign currency risk
Financial assets		$ 32,721
Financial liabilities	$ (29,134)	(31,708)	$ (28,507)
Lease liabilities
Exposure to foreign currency risk
Financial liabilities	(881)	(1,187)	(1,934)
Trade and other payables
Exposure to foreign currency risk
Financial liabilities	(28,253)	(30,521)	(26,573)
Currency risk | Euro
Exposure to foreign currency risk
Financial assets	34,275	26,944	42,913
Financial liabilities	(7,833)	(9,070)	(6,496)
Net exposure	26,442	17,874	36,417
Currency risk | Russian Ruble
Exposure to foreign currency risk
Financial assets	92	1,078	4,192
Financial liabilities			(1,231)
Net exposure	92	1,078	2,961
Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets		65
Financial liabilities		(748)
Net exposure		(683)
Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	161	95
Financial liabilities	(207)	(33)
Net exposure	(46)	62
Currency risk | Lease liabilities | Euro
Exposure to foreign currency risk
Financial liabilities	(734)	(1,053)	(1,795)
Currency risk | Lease liabilities | Russian Ruble
Exposure to foreign currency risk
Financial liabilities			(139)
Currency risk | Lease liabilities | Armenian Dram
Exposure to foreign currency risk
Financial liabilities		(134)
Currency risk | Trade and other payables | Euro
Exposure to foreign currency risk
Financial liabilities	(7,099)	(8,017)	(4,701)
Currency risk | Trade and other payables | Russian Ruble
Exposure to foreign currency risk
Financial liabilities			(1,092)
Currency risk | Trade and other payables | Armenian Dram
Exposure to foreign currency risk
Financial liabilities		(614)
Currency risk | Trade and other payables | Kazakhstani Tenge
Exposure to foreign currency risk
Financial liabilities	(207)	(33)
Loans receivable | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	4,309	476	123
Loans receivable | Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets		39
Trade and other receivables | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	10,217	9,411	9,493
Trade and other receivables | Currency risk | Russian Ruble
Exposure to foreign currency risk
Financial assets			3,571
Cash | Currency risk | Euro
Exposure to foreign currency risk
Financial assets	19,749	17,057	33,297
Cash | Currency risk | Russian Ruble
Exposure to foreign currency risk
Financial assets	92	1,078	$ 621
Cash | Currency risk | Armenian Dram
Exposure to foreign currency risk
Financial assets		26
Cash | Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
Financial assets	$ 161	$ 95